--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statements of Investments:
     Aggressive Portfolio...................................    1
     Moderately Aggressive Portfolio........................    2
     Moderate Portfolio.....................................    3
     Moderately Conservative Portfolio......................    4
     Conservative Portfolio.................................    5

Statements of Assets and Liabilities........................    6
Statements of Operations....................................    7
Statements of Changes in Net Assets.........................    8
Financial Highlights........................................   10
Notes to Financial Statements...............................   12

                       NATIONWIDE ASSET ALLOCATION TRUST

                              AGGRESSIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (100.0%)
             AGGRESSIVE GROWTH (40.1%)
    53,334   Nationwide Separate Account
             Trust Small Company Fund          $   897,074
    10,957   Oppenheimer Capital Appreciation
             Fund Class A                          446,827
     8,826   Oppenheimer Discovery Fund Class
             A                                     450,587
                                               -----------
                                                 1,794,488
                                               -----------
             GROWTH & INCOME (19.9%)
    30,078   Federated Max-Cap Fund                710,442
     5,777   Nationwide Fund Class D               178,796
                                               -----------
                                                   889,238
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------

             GROWTH (40.0%)
    10,026   American Century Equity Growth
             Fund                              $   219,580
     5,726   Dreyfus Appreciation Fund, Inc.       224,221
     4,538   Federated Stock Trust                 179,967
     7,384   MAS Equity Portfolio Adviser
             Class                                 176,631
    24,975   Nationwide Separate Account
             Trust Capital Appreciation Fund       629,127
     2,655   Strong Schafer Value Fund             175,365
     8,462   Warburg Pincus Capital
             Appreciation Fund                     180,672
                                               -----------
                                                 1,785,563
                                               -----------
             TOTAL INVESTMENTS
             (cost $4,339,531)                 $ 4,469,289
                                               ===========

--------------------------------------------------------------------------------

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1998.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               1

                       NATIONWIDE ASSET ALLOCATION TRUST

                        MODERATELY AGGRESSIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (90.0%)
             AGGRESSIVE GROWTH (30.2%)
    22,236   Nationwide Separate Account       $   374,002
             Trust Small Company Fund
     4,211   Oppenheimer Capital Appreciation      171,715
             Fund Class A
     3,835   Oppenheimer Discovery Fund            195,790
             Class A
                                               -----------
                                                   741,507
                                               -----------
             GROWTH & INCOME (19.9%)
    16,552   Federated Max-Cap Fund                390,953
     3,176   Nationwide Fund Class D                98,304
                                               -----------
                                                   489,257
                                               -----------
             GROWTH (29.9%)
     4,473   American Century Equity Growth         97,952
             Fund
     2,493   Dreyfus Appreciation Fund, Inc.        97,619
     2,585   Federated Stock Trust                 102,522
     3,005   MAS Equity Portfolio Adviser           71,872
             Class
     9,690   Nationwide Separate Account           244,091
             Trust Capital Appreciation Fund
       724   Strong Schafer Value Fund              47,860
     3,456   Warburg Pincus Capital                 73,786
             Appreciation Fund
                                               -----------
                                                   735,702
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------

             INCOME (10.0%)
    24,431   Nationwide Separate Account       $   245,775
             Trust Income Fund
                                               -----------
             TOTAL MUTUAL FUNDS
                                                 2,212,241
             (cost $2,150,366)
                                               -----------
             FIXED INCOME (10.0%)
   245,537   Nationwide Fixed Contract
                                                   245,537
             (cost $245,537)
                                               -----------
             TOTAL INVESTMENTS
                                               $ 2,457,778
             (cost $2,395,903)
                                               ===========

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $2,395,907.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1998.

See accompanying notes to financial statements.

 2              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                               MODERATE PORTFOLIO

              STATEMENT OF INVESTMENTS -- JUNE 30,1998 (UNAUDITED)

--------------------------------------------------------
  SHARES     SECURITY                           VALUE
--------------------------------------------------------
             MUTUAL FUNDS (90.0%)
             AGGRESSIVE GROWTH (20.2%)
     8,880   Nationwide Separate Account
             Trust Small Company Fund        $   149,359
     1,804   Oppenheimer Capital
             Appreciation Fund Class A            73,585
     1,428   Oppenheimer Discovery Fund
             Class A                              72,918
                                             -----------
                                                 295,862
                                             -----------
             GROWTH & INCOME (29.8%)
    14,752   Federated Max-Cap Fund              348,433
     2,903   Nationwide Fund Class D              89,846
                                             -----------
                                                 438,279
                                             -----------
             GROWTH (20.0%)
     2,160   American Century Equity Growth
             Fund                                 47,313
       719   Dreyfus Appreciation Fund,
             Inc.                                 28,151
       751   Federated Stock Trust                29,770
     1,202   MAS Equity Portfolio Adviser
             Class                                28,751
     4,060   Nationwide Separate Account
             Trust Capital Appreciation
             Fund                                102,270
       427   Strong Schafer Value Fund            28,178
     1,377   Warburg Pincus Capital
             Appreciation Fund                    29,402
                                             -----------
                                                 293,835
                                             -----------

--------------------------------------------------------
  SHARES     SECURITY                           VALUE
--------------------------------------------------------

             INCOME (20.0%)
    29,267   Nationwide Separate Account
             Trust Income Fund               $   294,423
                                             -----------
             TOTAL MUTUAL FUNDS
             (cost $1,308,186)                 1,322,399
                                             -----------
             FIXED INCOME (10.0%)
   146,889   Nationwide Fixed Contract
             (cost $146,889)                     146,889
                                             -----------
             TOTAL INVESTMENTS
             (cost $1,455,075)               $ 1,469,288
                                             ===========

--------------------------------------------------------------------------------

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1998.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               3

                       NATIONWIDE ASSET ALLOCATION TRUST

                       MODERATELY CONSERVATIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (80.0%)
             AGGRESSIVE GROWTH (10.1%)
     2,506   Nationwide Separate Account       $    42,152
             Trust Small Company Fund
       326   Oppenheimer Capital Appreciation       13,274
             Fund Class A
       400   Oppenheimer Discovery Fund Class       20,445
             A
                                               -----------
                                                    75,871
                                               -----------
             GROWTH & INCOME (29.9%)
     7,719   Federated Max-Cap Fund                182,322
     1,346   Nationwide Fund Class D                41,654
                                               -----------
                                                   223,976
                                               -----------
             GROWTH (10.0%)
       624   American Century Equity Growth         13,664
             Fund
       165   Dreyfus Appreciation Fund, Inc.         6,472
       174   Federated Stock Trust                   6,884
       274   MAS Equity Portfolio Adviser            6,552
             Class
     1,649   Nationwide Separate Account            41,542
             Trust Capital Appreciation Fund
                                               -----------
                                                    75,114
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------

             INCOME (30.0%)
    22,318   Nationwide Separate Account       $   224,518
             Trust Income Fund
                                               -----------
             TOTAL MUTUAL FUNDS
                                                   599,479
             (cost $593,820)
                                               -----------
             FIXED INCOME (19.9%)
   148,839   Nationwide Fixed Contract
                                                   148,839
             (cost $148,839)
                                               -----------
             TOTAL INVESTMENTS
                                               $   748,318
             (cost $742,659)
                                               ===========

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $742,831.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1998.

See accompanying notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                             CONSERVATIVE PORTFOLIO

             STATEMENT OF INVESTMENTS -- JUNE 30, 1998 (UNAUDITED)

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (75.0%)
             GROWTH & INCOME (20.0%)
     3,114   Federated Max-Cap Fund            $    73,562
       586   Nationwide Fund Class D                18,143
                                               -----------
                                                    91,705
                                               -----------
             GROWTH (10.0%)
       220   American Century Equity Growth          4,820
             Fund
       115   Dreyfus Appreciation Fund, Inc.         4,516
       154   Federated Stock Trust                   6,091
       147   MAS Equity Portfolio Adviser            3,507
             Class
       884   Nationwide Separate Account            22,277
             Trust Capital Appreciation Fund
        76   Strong Schafer Value Fund               5,027
                                               -----------
                                                    46,238
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (45.0%)
    20,608   Nationwide Separate Account       $   207,315
             Trust Income Fund
                                               -----------
             TOTAL MUTUAL FUNDS
                                                   345,258
             (cost $342,455)
                                               -----------
             FIXED INCOME (25.0%)
   114,965   Nationwide Fixed Contract
                                                   114,965
             (cost $114,965)
                                               -----------
             TOTAL INVESTMENTS
                                               $   460,223
             (cost $457,420)
                                               ===========

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $458,139.

Portfolio holding percentages represent market value as a percentage of net assets at June 30, 1998.

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               5

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         MODERATELY                 MODERATELY
                                            AGGRESSIVE   AGGRESSIVE    MODERATE    CONSERVATIVE   CONSERVATIVE
                                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                            ----------   ----------   ----------   ------------   ------------
ASSETS
  Investments in securities, at value
     (cost $4,339,531, $2,395,903,
     $1,455,075, $742,659, $457,420,
     respectively)                          $4,469,289   $2,457,778   $1,469,288     $748,318      $  460,223
  Interest and dividends receivable                167          246          176          129              89
  Receivable for fund shares sold               15,397        4,917        2,845          885          15,040
                                            ----------   ----------   ----------     --------      ----------
       Total assets                          4,484,853    2,462,941    1,472,309      749,332         475,352
                                            ----------   ----------   ----------     --------      ----------
LIABILITIES
  Payable for investment securities
     purchased                                  15,563        5,123        2,998          105          15,111
  Accrued management fees                        1,694          951          566          265             196
                                            ----------   ----------   ----------     --------      ----------
       Total liabilities                        17,257        6,074        3,564          370          15,307
                                            ----------   ----------   ----------     --------      ----------
NET ASSETS                                  $4,467,596   $2,456,867   $1,468,745     $748,962      $  460,045
                                            ==========   ==========   ==========     ========      ==========
REPRESENTED BY:
  Capital                                   $4,314,766   $2,372,415   $1,441,223     $734,986      $  446,820
  Net unrealized appreciation on
     investments                               129,758       61,875       14,213        5,659           2,802
  Undistributed net realized gain on
     investments                                17,051       13,967        5,721        3,166           5,922
  Undistributed net investment income            6,021        8,610        7,588        5,151           4,501
                                            ----------   ----------   ----------     --------      ----------
NET ASSETS                                  $4,467,596   $2,456,867   $1,468,745     $748,962      $  460,045
                                            ==========   ==========   ==========     ========      ==========
Shares outstanding (unlimited number of
  shares authorized)                           388,553      218,139      131,702       68,660          43,250
                                            ==========   ==========   ==========     ========      ==========
NET ASSET VALUE, offering and redemption
  price per share                           $    11.50   $    11.26   $    11.15     $  10.91      $    10.64
                                            ==========   ==========   ==========     ========      ==========

See accompanying notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                            STATEMENTS OF OPERATIONS

JANUARY 20, 1998, (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MODERATELY                 MODERATELY
                                                  AGGRESSIVE   AGGRESSIVE    MODERATE    CONSERVATIVE   CONSERVATIVE
                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                  ----------   ----------   ----------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                                         $     --     $ 3,578      $ 1,669       $ 1,601        $ 2,035
  Dividends                                          12,073      10,492        8,112         4,932          4,506
                                                   --------     -------      -------       -------        -------
          Total income                               12,073      14,070        9,781         6,533          6,541
                                                   --------     -------      -------       -------        -------
EXPENSES:
  Management fees                                     5,199       3,077        1,436           688            705
                                                   --------     -------      -------       -------        -------
  NET INVESTMENT INCOME                            $  6,874     $10,993      $ 8,345       $ 5,845        $ 5,836
                                                   ========     =======      =======       =======        =======
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                 $ 17,051     $13,967      $ 5,721       $ 3,166        $ 5,922
  Net change in unrealized appreciation on
     investments                                    129,758      61,875       14,213         5,659          2,802
                                                   --------     -------      -------       -------        -------
  NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS                                    146,809      75,842       19,934         8,825          8,724
                                                   --------     -------      -------       -------        -------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                     $153,683     $86,835      $28,279       $14,670        $14,560
                                                   ========     =======      =======       =======        =======

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               7

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          MODERATELY
                                                         AGGRESSIVE PORTFOLIO        AGGRESSIVE PORTFOLIO
                                                       ------------------------    ------------------------
                                                             PERIOD FROM                 PERIOD FROM
                                                           JANUARY 20, 1998            JANUARY 20, 1998
                                                           (COMMENCEMENT OF            (COMMENCEMENT OF
                                                         OPERATIONS) THROUGH         OPERATIONS) THROUGH
                                                            JUNE 30, 1998               JUNE 30, 1998
                                                       ------------------------    ------------------------
                                                             (UNAUDITED)                 (UNAUDITED)
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    6,874                  $   10,993
  Net realized gain on investments                                17,051                      13,967
  Net change in unrealized appreciation on
     investments                                                 129,758                      61,875
                                                              ----------                  ----------
     Net increase in net assets resulting from
       operations                                                153,683                      86,835
                                                              ----------                  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME                                                            (853)                     (2,383)
                                                              ----------                  ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             4,431,974                   2,514,947
  Net asset value of shares issued to shareholders
     from reinvestment of dividends                                  853                       2,383
  Cost of shares redeemed                                       (118,061)                   (144,915)
                                                              ----------                  ----------
     Increase in net assets from capital share
       transactions                                            4,314,766                   2,372,415
                                                              ----------                  ----------
NET INCREASE IN NET ASSETS                                     4,467,596                   2,456,867
                                                              ----------                  ----------
NET ASSETS -- BEGINNING OF PERIOD                                     --                          --
                                                              ----------                  ----------
NET ASSETS -- END OF PERIOD                                   $4,467,596                  $2,456,867
                                                              ==========                  ==========
Undistributed net realized gain on investments                $   17,051                  $   13,967
                                                              ==========                  ==========
Undistributed net investment income                           $    6,021                  $    8,610
                                                              ==========                  ==========
SHARE ACTIVITY:
  Shares sold                                                    399,086                     230,995
  Reinvestment of distributions                                       75                         214
  Shares redeemed                                                (10,608)                    (13,070)
                                                              ----------                  ----------
Net increase in number of shares                                 388,553                     218,139
                                                              ==========                  ==========

See accompanying notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               MODERATELY CONSERVATIVE
                                      MODERATE PORTFOLIO              PORTFOLIO             CONSERVATIVE PORTFOLIO
                                     ---------------------    -------------------------    -------------------------
                                          PERIOD FROM                PERIOD FROM                  PERIOD FROM
                                        JANUARY 20,1998           JANUARY 20, 1998             JANUARY 20, 1998
                                       (COMMENCEMENT OF           (COMMENCEMENT OF             (COMMENCEMENT OF
                                      OPERATIONS) THROUGH        OPERATIONS) THROUGH          OPERATIONS) THROUGH
                                         JUNE 30, 1998              JUNE 30, 1998                JUNE 30, 1998
                                          ----------                 ----------                    ---------

                                          (UNAUDITED)                (UNAUDITED)                  (UNAUDITED)
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                   $    8,345                 $    5,845                    $   5,836
  Net realized gain on
     investments                               5,721                      3,166                        5,922
  Net change in unrealized
     appreciation on investments              14,213                      5,659                        2,802
                                          ----------                 ----------                    ---------
     Net increase in net assets
       resulting from operations              28,279                     14,670                       14,560
                                          ----------                 ----------                    ---------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME                    (757)                      (694)                      (1,335)
                                          ----------                 ----------                    ---------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of
     shares                                1,533,309                    844,711                      984,789
  Net asset value of shares
     issued to shareholders from
     reinvestment of dividends                   757                        694                        1,335
  Cost of shares redeemed                    (92,843)                  (110,419)                    (539,304)
                                          ----------                 ----------                    ---------
     Increase in net assets from
       capital share transactions          1,441,223                    734,986                      446,820
                                          ----------                 ----------                    ---------
NET INCREASE IN NET ASSETS                 1,468,745                    748,962                      460,045
                                          ----------                 ----------                    ---------
NET ASSETS -- BEGINNING OF PERIOD                 --                         --                           --
                                          ----------                 ----------                    ---------
NET ASSETS -- END OF PERIOD               $1,468,745                 $  748,962                    $ 460,045
                                          ==========                 ==========                    =========
Undistributed net realized gain
  on investments                          $    5,721                 $    3,166                    $   5,922
                                          ==========                 ==========                    =========
Undistributed net investment
  income                                  $    7,588                 $    5,151                    $   4,501
                                          ==========                 ==========                    =========
SHARE ACTIVITY:
  Shares sold                                140,175                     78,911                       94,683
  Reinvestment of distributions                   69                         65                          128
  Shares redeemed                             (8,542)                   (10,316)                     (51,561)
                                          ----------                 ----------                    ---------
Net increase in number of shares             131,702                     68,660                       43,250
                                          ==========                 ==========                    =========

See accompanying notes to financial statements.

            NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               9

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                           MODERATELY
                                                              AGGRESSIVE PORTFOLIO    AGGRESSIVE PORTFOLIO
                                                              --------------------    --------------------
                                                                  PERIOD FROM             PERIOD FROM
                                                                JANUARY 20, 1998        JANUARY 20, 1998
                                                                 (COMMENCEMENT           (COMMENCEMENT
                                                                 OF OPERATIONS)          OF OPERATIONS)
                                                                THROUGH JUNE 30,        THROUGH JUNE 30,
                                                                      1998                    1998
                                                              --------------------    --------------------
                                                                  (UNAUDITED)             (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                               $10.00                  $10.00
  Net investment income                                                0.02                    0.06
  Net realized and unrealized appreciation                             1.49                    1.22
                                                                     ------                  ------
       Total from investment operations                                1.51                    1.28
                                                                     ------                  ------
  Distributions from net investment income                            (0.01)                  (0.02)
                                                                     ------                  ------
       Net increase in net asset value                                 1.50                    1.26
                                                                     ------                  ------
NET ASSET VALUE -- END OF PERIOD                                     $11.50                  $11.26
                                                                     ======                  ======
Total Return*                                                         15.05%                  12.80%
Ratios and supplemental data:*
  Net Assets, end of period (000)                                    $4,468                  $2,457
  Ratio of expenses to average net assets                              0.50%                   0.50%
  Ratio of net investment income to average net assets                 0.66%                   1.78%
  Portfolio turnover                                                  10.84%                  14.31%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

 10              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      MODERATELY
                                          MODERATE PORTFOLIO    CONSERVATIVE PORTFOLIO    CONSERVATIVE PORTFOLIO
                                          ------------------    ----------------------    ----------------------
                                             PERIOD FROM             PERIOD FROM               PERIOD FROM
                                           JANUARY 20, 1998        JANUARY 20, 1998          JANUARY 20, 1998
                                            (COMMENCEMENT           (COMMENCEMENT             (COMMENCEMENT
                                            OF OPERATIONS)          OF OPERATIONS)            OF OPERATIONS)
                                           THROUGH JUNE 30,        THROUGH JUNE 30,          THROUGH JUNE 30,
                                                 1998                    1998                      1998
                                          ------------------    ----------------------    ----------------------
                                             (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                           $10.00                  $10.00                   $ 10.00
  Net investment income                           0.09                    0.12                      0.16
  Net realized and unrealized
     appreciation                                 1.09                    0.83                      0.54
                                                ------                  ------                   -------
       Total from investment operations           1.18                    0.95                      0.70
                                                ------                  ------                   -------
  Distributions from net investment
     income                                      (0.03)                  (0.04)                    (0.06)
                                                ------                  ------                   -------
       Net increase in net asset value            1.15                    0.91                      0.64
                                                ------                  ------                   -------
NET ASSET VALUE -- END OF PERIOD                $11.15                  $10.91                   $ 10.64
                                                ======                  ======                   =======
Total Return*                                    11.80%                   9.51%                     7.01%
Ratios and supplemental data:*
  Net Assets, end of period (000)               $1,469                  $  749                   $   460
  Ratio of expenses to average net
     assets                                       0.50%                   0.50%                     0.50%
  Ratio of net investment income to
     average net assets                           2.91%                   4.25%                     4.14%
  Portfolio turnover                             16.56%                  33.91%                   162.29%

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               11

                       NATIONWIDE ASSET ALLOCATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company organized under the laws of the State of Ohio, by a Declaration of Trust, dated September 9, 1997. The Trust currently offers shares in five separate nondiversified funds (each known as a "Nationwide Professionally Managed Portfolio" or a "Portfolio"), each of which is a separately managed non-diversified portfolio with its own investment objectives and policies. These Portfolios are The Aggressive Portfolio, The Moderately Aggressive Portfolio, The Conservative Portfolio, The Moderately Conservative Portfolio, and The Conservative Portfolio. The Trust was capitalized on January 6, 1998, when The Nationwide Life Company purchased the initial shares of the fund at $10.00 per share, and operations commenced on January 20, 1998. The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

Each Portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds") offered by Nationwide Advisory Services, Inc. ("NAS") and other leading mutual fund providers.

The following is a summary of the Trust's significant accounting policies:

a) SECURITIES VALUATION -- Shares of open-end management investment companies (underlying funds) in which the Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the underlying funds are valued as of the close of business of the regular session of trading on the New York Stock exchange (currently 4:00 p.m., Eastern time). Underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. The Nationwide fixed contract is valued at par value each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day purchase (redemption).

b) SHARE VALUATION -- The net asset value per share of each Portfolio is calculated daily by dividing the total value of that Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Portfolio are equal to the net asset value per share.

c) SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

d) FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxable entity.

e) INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Portfolios record distributions of short-term and long-term capital gains made by mutual funds in which the Portfolios invest as realized gains.

f) DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from each Portfolio's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

 12              NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                           JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

g) ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principle requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- RELATED PARTY TRANSACTIONS

NAS, an affiliated company, serves as the Portfolios' investment adviser. Under the terms of the investment advisory agreement, NAS oversees the investment of the assets for the Portfolios and supervises its daily business affairs. Each of the Portfolios will incur a management fee of 0.50% of average daily net assets. Under the Investment Advisory Agreement with each Portfolio, NAS will bear all expenses of each Portfolio other than the management fee and any extraordinary expenses.

Nationwide Investors Services, Inc. ("NISI") acts as transfer and dividend disbursing agent for the Portfolios. NISI is a wholly owned subsidiary of NAS.

Nationwide Life Insurance Company is the underwriter of the Nationwide Fixed Contract.

NAS is a subsidiary of Nationwide Life Insurance Company.

NOTE 3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $10 million. Borrowing under this arrangement bears interest at the federal funds rate plus 0.50%. No compensating balances are required.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding fixed income securities) for the six months ended June 30, 1998 are summarized as follows:

                                                           PURCHASES     SALES
                                                           ----------   --------
Aggressive Portfolio.....................................  $4,599,170   $259,639
Moderately Aggressive Portfolio..........................   2,328,311    177,945
Moderate Portfolio.......................................   1,409,076    100,890
Moderately Conservative Portfolio........................     682,771     88,951
Conservative Portfolio...................................     749,767    407,312

Net unrealized appreciation (depreciation) on investments at June 30, 1998, based on cost for federal income tax purposes, was as follows:

                                              GROSS           GROSS
                                            UNREALIZED      UNREALIZED     NET UNREALIZED
                                           APPRECIATION   (DEPRECIATION)    APPRECIATION
                                           ------------   --------------   --------------
Aggressive Portfolio.....................    $142,971        $(13,213)        $129,758
Moderately Aggressive Portfolio..........      66,428          (4,557)          61,871
Moderate Portfolio.......................      20,960          (6,747)          14,213
Moderately Conservative Portfolio........       6,880          (1,393)           5,487
Conservative Portfolio...................       2,361            (278)           2,083

           NATIONWIDE ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT               13